MATERIAL ACCOUNTING POLICY INFORMATION AND BASIS OF PREPARATION - Cash and cash equivalents (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0